Description of Business and Segmented Disclosures - Additional Information (Detail)		6 Months Ended
	May 17, 2017	Jun. 30, 2018 a Refinery
Deep Basin Segment [Member]
Disclosure Of Operating Segments [Line Items]
Acres of land | a		3,000,000
Refining and Marketing Sement [Member]
Disclosure Of Operating Segments [Line Items]
Number of refineries | Refinery		2
FCCL Partnership [Member] | Oil Sands Segment [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of ownership interest acquired	50.00%
Percentage of ownership interest in subsidiary	100.00%